Deferred Tax Liability	12 Months Ended
Oct. 31, 2025
Deferred Tax Liability [Abstract]
DEFERRED TAX LIABILITY
22.	DEFERRED TAX LIABILITY

The following is the deferred tax liability recognized and movements thereon:

Intangible assets
US$
As of November 1, 2023	—
Acquisition of subsidiaries	5,652
As of October 31, 2024	5,652
Exchange alignment	3
As of October 31, 2025	5,655